American Funds International Vantage FundSM Summary prospectus January 1, 2020 (as supplemented June 30, 2020)

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	AIVBX	AIVCX	AIVTX	AIVEX	AIVFX	AIVGX	CIVAX	CIVBX	CIVCX	CIVEX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CIVKX	RIVAX	RIVDX	RIVHX	RIVIX	RIVKX	RIVJX	RIVLX	RIVGX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds by Capital Group or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on our website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated January 1, 2020 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide prudent growth of capital and conservation of principal.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 32 of the prospectus and on page 62 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.30
Other expenses[2]	0.18	0.17	0.17	0.18	0.16	0.06	0.23
Total annual fund operating expenses	1.08	1.77	1.02	1.03	0.76	0.66	1.13
Expense reimbursement	–	–	–	–	–	0.01[3]	–
Total annual fund operating expenses after expense reimbursement	1.08	1.77	1.02	1.03	0.76	0.65	1.13

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.00	1.00	0.75	0.60
Other expenses[2]	0.23	0.18	0.23	0.23	0.19	0.41	0.28
Total annual fund operating expenses	1.83	1.28	1.08	0.83	1.79	1.76	1.48

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses[2]	0.21	0.16	0.20	0.10	0.05
Total annual fund operating expenses	1.31	1.01	0.80	0.70	0.65
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The investment adviser is currently reimbursing a portion of the other expenses so that total expenses do not exceed 0.65%. This reimbursement will be in effect through at least January 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

American Funds International Vantage Fund / Summary prospectus     1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$679	$280	$351	$105	$78	$66	$461	$286	$130	$357	$85	$182	$179
3 years	899	557	567	328	243	210	697	576	406	585	265	563	554
5 years	1,136	959	799	569	422	367	950	990	702	831	460	970	954
10 years	1,816	1,902	1,467	1,259	942	822	1,677	1,716	1,545	1,534	1,025	2,105	2,073

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$151	$133	$103	$82	$72	$66		1 year	$180	$186
3 years	468	415	322	255	224	208		3 years	557	576
5 years	808	718	558	444	390	362		5 years	959	990
10 years	1,768	1,579	1,236	990	871	810		10 years	1,902	1,716

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

2     American Funds International Vantage Fund / Summary prospectus

Principal investment strategies The fund invests primarily in common stocks of issuers outside of the United States that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds International Vantage Fund / Summary prospectus     3

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

4     American Funds International Vantage Fund / Summary prospectus

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

American Funds International Vantage Fund / Summary prospectus     5

Average annual total returns For the periods ended December 31, 2018:
Share class	Inception date	1 year	5 years	Lifetime (4/1/2011)
F-3 − Before taxes	4/1/2011	–10.48%	1.73%	3.69%
− After taxes on distributions		–10.90	1.51	3.52
− After taxes on distributions and sale of fund shares		–5.54	1.50	3.03

Indexes	1 year	5 years	Lifetime (4/1/2011)
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	–13.79%	0.53%	2.95%
Lipper International Funds Index (reflects no deductions for account fees or U.S. federal income taxes)	–14.94	0.70	2.72
The original share class of the fund’s annualized 30-day yield at October 31, 2019: 1.26% (For current yield information, please call American FundsLine® at (800) 325-3590.)

The fund was organized for the purpose of effecting the reorganization of Capital Group International Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization. Class F-3 shares of the fund have the same expenses as shares of the predecessor fund. The inception date shown in the table for Class F-3 shares is that of the predecessor fund.

After-tax returns are shown only for Class F-3 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

6     American Funds International Vantage Fund / Summary prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Eu-Gene Cheah Senior Vice President	1 year	Partner – Capital International Investors
Gerald Du Manoir Senior Vice President	9 years	Partner – Capital International Investors
Gregory D. Fuss Senior Vice President	7 years	Partner – Capital International Investors
Philip Winston Senior Vice President	6 years	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds International Vantage Fund / Summary prospectus     7

Notes

8     American Funds International Vantage Fund / Summary prospectus

Notes

American Funds International Vantage Fund / Summary prospectus     9

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/prospectus.
MFGEIPX-123-0120P Litho in USA CGD/AFD/10574 Investment Company File No. 811-23467

Summary Prospectus Supplement June 30, 2020

For the following funds with summary prospectuses dated
August 1, 2019 – June 1, 2020 (as supplemented to date)

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds Corporate Bond Fund® (CBF)

American Funds Developing World Growth and Income FundSM (DWGI)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Global Balanced FundSM (GBAL)
American Funds Global Insight FundSM (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds International Vantage FundSM (IVE)

American Funds Mortgage Fund®(AFMF)

American Funds Multi-Sector Income FundSM (MSI)

American Funds Strategic Bond FundSM (SBF)
American Funds U.S. Government Money Market FundSM (MMF)

American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income FundSM (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Changes apply to all funds unless otherwise noted.

1. The following replaces the second sentence in the first paragraph of the “Fee and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than AMCAP, MSI, and EUPAC) to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund.

2. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended to read as follows:

• AMBAL • AMCAP • AMF • CIB • DWGI	• EUPAC • FI • GBAL • GFA • GIF	• ICA • IFA • IGI • IVE • NEF	• NPF • NWF • SCWF • WGI

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

3. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended to read as follows:

• AFMF • AHIT • BFA	• CBF • EMBF • GVT	• MSI • SBF • WBF

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

4. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended to read as follows. Except as indicated below, footnotes in the summary prospectus remain unchanged.

• IBFA	• ILBF	• STBF

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	2.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

1 A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

5. In the third paragraph of the “Fee and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than AMCAP, MSI, and EUPAC), replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

6. The table under the heading “Example” in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended to reflect revisions as provided.

	1 year	3 years	5 years
Class:	529-A	529-A	529-A
AMCAP	$421	$572	$737
EUPAC	435	615	810
GFA	418	563	721
GIF	452	669	904
IVE	461	697	950
NEF	431	603	789
NPF	429	597	779
NWF	452	669	904
SCWF	458	687	935
AMF	414	551	700
DWGI	480	754	1,048
FI	414	551	700
ICA	412	545	689
IGI	444	642	857
WGI	430	600	784
CIB	414	551	700
IFA	411	542	684
AMBAL	412	545	689
GBAL	436	618	815

	10 years
	With redemptions			Without redemptions
Class:	C	529-A	529-C	C	529-C
AMCAP	$1,520	$1,213	$1,290	$1,520	$1,290
EUPAC	1,688	1,374	1,455	1,688	1,455
GFA	1,475	1,178	1,255	1,475	1,255
GIF	1,812	1,577	1,616	1,812	1,616
IVE	1,902	1,677	1,716	1,902	1,716
NEF	1,643	1,328	1,410	1,643	1,410
NPF	1,599	1,305	1,382	1,599	1,382
NWF	1,897	1,577	1,658	1,897	1,658
SCWF	1,943	1,643	1,724	1,943	1,724
AMF	1,421	1,132	1,204	1,421	1,204
DWGI	2,187	1,885	1,965	2,187	1,965
FI	1,441	1,132	1,209	1,441	1,209
ICA	1,415	1,109	1,186	1,415	1,186
IGI	1,779	1,476	1,552	1,779	1,552
WGI	1,621	1,317	1,393	1,621	1,393
CIB	1,429	1,132	1,204	1,429	1,204

IFA	1,395	1,097	1,169	1,395	1,169
AMBAL	1,398	1,109	1,180	1,398	1,180
GBAL	1,680	1,385	1,461	1,680	1,461

	1 year	3 years	5 years
Class:	529-A	529-A	529-A
AFMF	$423	$578	$747
AHIT	426	587	763
BFA	414	551	700
CBF	439	635	848
EMBF	451	670	907
GVT	417	560	715
IBFA	317	459	614
ILBF	321	471	635
MSI	445	659	889
SBF	439	631	840
STBF	321	471	635
WBF	445	648	868

	10 years
	With redemptions			Without redemptions
Class:	C	529-A	529-C	C	529-C
AFMF	$1,543	$1,236	$1,313	$1,543	$1,313
AHIT	1,565	1,271	1,342	1,565	1,342
BFA	1,429	1,132	1,204	1,429	1,204
CBF	1,718	1,461	1,511	1,718	1,511
EMBF	1,895	1,586	1,667	1,895	1,667
GVT	1,480	1,167	1,244	1,480	1,244
IBFA	1,446	1,064	1,231	1,446	1,231
ILBF	1,522	1,110	1,283	1,522	1,283
MSI	1,775	1,550	1,590	1,775	1,590
SBF	1,755	1,440	1,521	1,755	1,521
STBF	1,500	1,110	1,278	1,500	1,278
WBF	1,801	1,498	1,574	1,801	1,574

7. The following is added to the end of “Market conditions” in the “Principal risks” section of the summary prospectus for each of the funds listed above to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Keep this supplement with your summary prospectus.

Lit. No. MFGEBS-411-0620P CGD/AFD/10039-S81142

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ATTACHED SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ATTACHED ENGLISH LANGUAGE SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT ARE A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY